Cash Flow Information - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 DAIKYO JPY (¥)	Mar. 31, 2009 DAIKYO JPY (¥)
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash investing activities, liabilities assumed	$ 1,719	¥ 142,906	¥ 27,688	¥ 38,120
Non-cash investing activities, common stocks issued in connection with acquisitions				1,673
Real estate under operating leases transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans	719	59,783	83,018	39,905
Non-cash investing activities, common stocks received in connection with a sale of subsidiary					26,617	9,439
Loans to affiliate	743	61,820	116,223		95,547
Investment in affiliates	3,747	311,556	293,488		25,828
Investment in affiliates, increased during the period			¥ 121,375		¥ 3,789